                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06434

Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003

Dear Shareholder:

During the six-month period ended April 30, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery remained uneven with many indicators fluctuating between strength and weakness. The military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. The sluggish economy and uncertain geopolitical outlook generally favored bonds and led to lower interest rates throughout the period.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low auto loan rates helped keep Americans buying. By year-end a growing apprehension about Iraq began to dominate investor sentiment and consumer confidence waned. The most noticeable impact of the evolving war risk was a spike in oil prices that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year. Early in 2003, the Bush administration proposed several tax relief measures to bolster the economy. Uncertainty prior to the invasion of Iraq slowed economic activity in March. However, resolution of the conflict prompted the financial markets again to focus on the economic outlook.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended April 30, 2003. The yield declined from a high of 5.10 percent in November 2002 to a low of 4.70 percent in April. Throughout the period, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years was 350 basis points on April 30, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. In October 2002 the ratio of 30-year insured municipal bond yields to 30-year Treasuries moved above 100 percent, remaining there through the first quarter of 2003. In April the ratio fell to 99 percent as the Treasury flight-to-quality rally subsided. This still-high ratio indicated that municipals were relatively cheaper than Treasuries.

The President's tax proposals, which included elimination of taxation on dividend income and acceleration of a reduction in tax brackets, affected the municipal market. The tax-exempt bond

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

market reacted to potential tax-reform risk by adjusting the relationship of tax-exempt issues to taxables.

Long-term municipal volume, as reported in The Bond Buyer, increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first four months of 2003, new-issue volume reached a record $113 billion, 21 percent above last year's level. We expect this pace to continue throughout the year as budgetary problems force states and municipalities to borrow. California's share of national volume increased to 19 percent. New York, Florida, Texas and New Jersey, the next largest states in terms of issuance, represented an additional 28 percent of the national total.

Performance

The net asset value (NAV) of Morgan Stanley Insured Municipal Trust (IMT) increased from $15.50 to $15.66 per share for the six months ended April 30, 2003. Based on this change, plus the reinvestment of tax-free dividends totaling $0.45 per share, a short-term capital gain distribution of $0.00339 per share and a long-term capital gain distribution of $0.224548 per share, the Trust's total NAV return was 5.87 percent. IMT's price on the New York Stock Exchange
(NYSE) increased from $14.15 to $14.80 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the IMT's total market value return was 9.60 percent. On April 30, 2003 IMT's market price was at a 5.49 percent discount to its NAV.

Monthly dividends for the second quarter of 2003 declared in March were unchanged at $0.075 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.104 per share on April 30, 2003, versus $0.144 per share six months earlier. Past performance is no guarantee of future results.

Portfolio Structure

The Trust's total net assets of $449 million, including outstanding Auction Rate Preferred Shares (ARPS), were diversified among 13 long-term sectors and 62 credits. Issues in four essential service sectors: general obligation, water and sewer, municipal electric and transportation accounted for 62 percent of the long-term portfolio. The five states with the largest holdings - Texas, Illinois, New York, Florida and New Jersey - collectively represented 41 percent of total investments.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

Importantly, the Trust has avoided bonds secured by tobacco settlement payments. Many states have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement with tobacco companies. A class action judgment against Philip Morris, a major participant in the agreement, has created uncertainty about the company's ability to meet its obligations.

At the end of April the portfolio's average maturity was 18 years. IMT's duration, a measure of sensitivity to interest rate changes, was 7.9 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2003 the Trust purchased and retired 259,300 shares of common stock at a weighted average market discount of 6.24 percent.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to two years. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

Current earnings continued to benefit from lower short-term borrowing costs of ARPS. During the six-month period, ARPS leverage contributed approximately $0.07 per share to common share

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

earnings. IMT has two ARPS series totaling $130 million and representing 29 percent of total net assets. Both series are currently two-year auctions maturing in January 2004 and January 2005, yielding 2.55 and 1.45 percent, respectively.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF APRIL 30, 2003
(% OF LONG-TERM PORTFOLIO)

Transportation                                     18%
Water & Sewer                                      18%
General Obligation                                 15%
Electric                                           11%
IDR/PCR*                                           10%
Refunded                                            9%
Mortgage                                            7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE

[CREDIT ENHANCEMENTS PIE CHART]

CREDIT ENHANCEMENTS AS OF APRIL 30, 2003
(% OF LONG-TERM PORTFOLIO)

                                                                                                              US GOVT
AMBAC                       CONNIE LEE         FGIC             FSA            GNMA            MBIA           BACKED
-----                       ----------         ----             ---            ----            ----           -------
27                             0.00            20.00           19.00           0.00            34.00           0.00


AMBAC                        REFUNDED
-----                        --------
27                             0.00

  AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE


[DISTRIBUTION BY MATURITY BAR GRAPH]

                           DISTRIBUTION BY MATURITY
                          (% OF LONG-TERM PORTFOLIO)


                                                              WEIGHTED AVERAGE
                                                              MATURITY: 18 YEARS

1-5 Years                                                             5%
5-10 Years                                                           12%
10-20 Years                                                          45%
20-30 Years                                                          37%
30+ Years                                                             1%

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2003


                                                                    WEIGHTED AVERAGE
                                 PERCENT CALLABLE               CALL PROTECTION: 7 YEARS
2003                                                                        7.0%
2004                                                                        6.0%
2005                                                                        4.0%
2006                                                                        6.0%
2007                                                                        0.0%
2008                                                                        0.0%
2009                                                                        8.0%
2010                                                                       17.0%
2011                                                                       18.0%
2012                                                                       20.0%
2013+                                                                      14.0%

                               YEARS BONDS CALLABLE

                                                                    WEIGHTED AVERAGE
                                 COST (BOOK) YIELD*                 BOOK YIELD: 5.6%
2003                                                                        6.3%
2004                                                                        6.8%
2005                                                                        5.6%
2006                                                                        6.3%
2007                                                                          -
2008                                                                          -
2009                                                                        5.8%
2010                                                                        5.7%
2011                                                                        5.5%
2012                                                                        4.8%
2013+                                                                       5.2%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.3% ON 7% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alaska.................     2.0%
Arizona................     0.5
California.............     1.2
Colorado...............     2.0
Delaware...............     3.9
Florida................     7.1
Georgia................     3.6
Hawaii.................     2.5
Illinois...............     9.0
Indiana................     1.9
Iowa...................     1.6
Kansas.................     4.7
Kentucky...............     3.5%
Louisiana..............     0.9
Maryland...............     0.6
Massachusetts..........     2.8
Michigan...............     3.6
Missouri...............     4.0
Minnesota..............     2.4
Montana................     0.6
Nevada.................     3.0
New Jersey.............     5.6
New York...............     7.3
North Carolina.........     0.6
Ohio...................     2.4%
Pennsylvania...........     0.9
South Carolina.........     3.5
Tennessee..............     1.3
Texas..................    12.0
Utah...................     0.8
Virginia...............     1.3
Washington.............     4.1
Joint exemptions*......    (1.2)
                          -----
Total..................   100.0%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (133.5%)
            General Obligation (20.1%)
$ 10,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)...........    0.00%   06/30/10    $   7,694,800
            Florida State Board of Education, Capital Outlay
   5,000      Refg 2002 Ser C (MBIA).................................    5.00    06/01/19        5,347,200
   5,000      Refg 2002 Ser C (MBIA).................................    5.00    06/01/20        5,309,050
            Chicago, Illinois,
   8,000      Refg Ser 1992 (Ambac)..................................    6.25    01/01/11        9,497,760
   2,000      Refg 2001 A (MBIA).....................................   0.00++   01/01/21        1,461,040
   2,000      Refg 2001 A (MBIA).....................................   0.00++   01/01/22        1,447,840
            Illinois,
  10,000      Ser 2001 (MBIA)........................................    5.375   04/01/15       11,456,800
  10,000      Ser 2001 (MBIA)........................................    5.375   04/01/16       11,474,500
   4,950    Brainerd Independent School District 181, Minnesota, Ser
              A (FGIC)...............................................    5.375   02/01/18        5,479,799
   4,000    Clark County, Nevada, Transportation Impr Ltd Tax Ser
              06/01/92 B (Ambac).....................................    6.50    06/01/17        5,048,920
--------                                                                                     -------------
  60,950                                                                                        64,217,709
--------                                                                                     -------------
            Educational Facilities Revenue (2.8%)
            Fulton County Development Authority, Georgia,
     900      Morehouse College, Ser 2000 (Ambac)....................    6.25    12/01/21        1,067,868
   1,700      Morehouse College, Ser 2000 (Ambac)....................    5.875   12/01/30        1,937,949
   2,500    University of North Carolina, Ser 2000 (Ambac)...........    5.25    10/01/20        2,696,325
   3,000    Utah Board of Regents, University of Utah - Huntsman
              Cancer Institute Building Refg Ser 2000 A (MBIA).......    5.50    04/01/18        3,337,170
--------                                                                                     -------------
   8,100                                                                                         9,039,312
--------                                                                                     -------------
            Electric Revenue (15.2%)
   5,000    California Department of Water Resources, Power Supply
              Ser 2002 A (Ambac).....................................    5.375   05/01/18        5,522,500
   5,000    Long Island Power Authority, New York, Ser 2000 A
              (FSA)..................................................    0.00    06/01/16        2,876,400
   9,325    South Carolina Public Service Authority Ser 2002 B
              (FSA)..................................................    5.375   01/01/17       10,313,543
  10,000    Lower Colorado River Authority, Texas, Refg Ser 1999 A
              (FSA)..................................................    5.875   05/15/16       11,544,900
   8,000    Texas Municipal Power Agency, Refg Ser 1993 (MBIA).......    5.25    09/01/12        8,096,720
  10,000    Seattle, Washington, Light & Power Refg Rev 2001 (FSA)...    5.125   03/01/26       10,283,200
--------                                                                                     -------------
  47,325                                                                                        48,637,263
--------                                                                                     -------------
            Hospital Revenue (4.1%)
   5,000    Brevard County Health Facilities Authority, Florida,
              Wuesthoff Memorial Hospital Ser 1992 A (MBIA)..........    6.625   04/01/13        5,071,200

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Missouri Health & Education Authority, SSM Healthcare Ser
              2001 A (Ambac).........................................    5.25%   06/01/28    $   5,170,950
   2,650    Montana Health Facilities Authority, Deaconess Billings
              Clinic Ser 1994 (Ambac)................................  9.234++   02/25/25        2,726,426
--------                                                                                     -------------
  12,650                                                                                        12,968,576
--------                                                                                     -------------
            Industrial Development/Pollution Control Revenue (13.8%)
   5,000    Lawrenceburg, Indiana, Indiana & Michigan Power Co Refg
              Ser D (Secondary FGIC)**...............................    7.00    04/01/15        5,073,200
  20,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
              (MBIA).................................................    7.00    06/01/31       20,988,000
   5,000    Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser
              1987 (Ambac)...........................................    6.55    10/01/13        5,197,000
   5,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1996 Ser (MBIA)..................    5.50    01/01/21        5,388,550
   7,500    Brazos River Authority, Texas, Houston Lighting & Power
              Co Ser 1992 A (Ambac)..................................    6.70    03/01/17        7,607,625
--------                                                                                     -------------
  42,500                                                                                        44,254,375
--------                                                                                     -------------
            Mortgage Revenue - Multi-Family (2.8%)
   8,670    New Jersey Housing Mortgage Finance Agency, 1995 Ser A
--------      (Ambac)................................................    6.05    11/01/20        9,057,722
                                                                                             -------------
            Mortgage Revenue - Single Family (5.9%)
   1,000    Alaska Housing Finance Corporation, Governmental 1995 Ser
              A (MBIA)...............................................    5.875   12/01/24        1,035,000
  14,925    New Jersey Housing Mortgage Finance Authority, Home Buyer
              Ser 2000 CC (AMT) (MBIA)...............................    5.875   10/01/31       15,825,127
   2,000    Virginia Housing Development Authority, 2001 Ser J
              (MBIA).................................................    5.20    07/01/19        2,094,980
--------                                                                                     -------------
  17,925                                                                                        18,955,107
--------                                                                                     -------------
            Public Facilities Revenue (1.9%)
   3,000    Denver, Colorado, Civic Center Office Building Ser 2000 B
              COPs (Ambac)...........................................    5.50    12/01/21        3,299,100
   2,500    College Park Business & Industrial Development Authority,
              Georgia, Civic Center Ser 2000 (Ambac).................    5.75    09/01/26        2,793,350
--------                                                                                     -------------
   5,500                                                                                         6,092,450
--------                                                                                     -------------
            Recreational Facilities Revenue (5.5%)
            Iowa,
   3,600      Vision Iowa, Ser 2001 (MBIA)...........................    5.50    02/15/19        4,158,648
   2,500      Vision Iowa, Ser 2001 (MBIA)...........................    5.50    02/15/20        2,875,500
  10,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)........    5.25    12/01/32       10,495,000
--------                                                                                     -------------
  16,100                                                                                        17,529,148
--------                                                                                     -------------

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (23.8%)
$  5,000    Denver City & County, Colorado, Airport Refg Ser 2000 A
              (AMT) (Ambac)..........................................    6.00%   11/15/18    $   5,542,450
   5,000    Hillsborough County Port District, Florida, Tampa Port
              Authority Refg Ser 1995 (AMT) (FSA)....................    5.75    06/01/13        5,414,550
   5,000    Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)..............    5.25    07/01/21        5,181,000
   4,000    Regional Transportation Authority, Illinois, Refg Ser
              1999 (FSA).............................................    5.75    06/01/21        4,707,120
   2,500    Maryland Economic Development Corporation, Maryland
              Aviation Administration Ser 2003 (AMT) (FSA)...........    5.375   06/01/22        2,648,625
            Massachusetts Special Obligation,
   5,000      2002 Ser A (FGIC)......................................    5.375   06/01/18        5,499,250
   2,500      2002 Ser A (FGIC)......................................    5.375   06/01/19        2,731,750
   5,000    Minneapolis-St Paul Metropolitan Airports Commission,
              Minnesota, Ser 2001 C (FGIC)...........................    5.25    01/01/32        5,224,150
   7,360    Nevada Department of Business & Industry, Las Vegas
              Monorail 1st Tier Ser 2000 (Ambac).....................    0.00    01/01/21        3,018,704
            Metropolitan Transportation Authority, New York,
   6,805      State Service Contract Refg Ser 2002 B (MBIA)..........    5.50    07/01/20        7,504,758
  10,000      Transportation Refg Ser 2002 A (Ambac).................    5.50    11/15/17       11,264,400
   5,000      Transportation Refg Ser 2002A (FGIC)...................    5.00    11/15/25        5,156,850
   4,000    Pennsylvania Turnpike Commission Ser R 2001 (Ambac)......    5.00    12/01/26        4,129,360
   5,000    Texas Turnpike Authority, Central Texas First Tier Ser
              2002 A (Ambac).........................................    5.50    08/15/39        5,330,550
   2,500    Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA).....    5.625   02/01/24        2,631,125
--------                                                                                     -------------
  74,665                                                                                        75,984,642
--------                                                                                     -------------
            Water & Sewer Revenue (24.3%)
            Phoenix Civic Improvement Corporation, Arizona,
   1,000      Water Ser 2001 (FGIC)..................................    5.50    07/01/23        1,143,110
   1,000      Water Ser 2001 (FGIC)..................................    5.50    07/01/24        1,145,940
  10,000    Tampa Bay Water, Florida, Utility Ser 2001 B (FGIC)......    5.00    10/01/31       10,269,200
   3,370    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...    5.00    11/01/29        3,441,276
            Honolulu City & County, Wastewater
   1,500      Wastewater Jr Ser 1998 (FGIC)..........................    4.50    07/01/28        1,447,320
   5,000      Wastewater Sr Ser 2001 (Ambac).........................    5.125   07/01/31        5,139,700
  10,000    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 1999 A (FGIC)..................    5.75    05/15/33       11,227,000
   3,800    Louisville Board of Water Works, Kentucky, Water Ser 2000
              (FSA)..................................................    5.50    11/15/25        4,130,790
   3,375    Massachusetts Water Resources Authority, 2000 Ser A
              (FGIC).................................................    6.00    08/01/15        3,966,165
   5,000    Detroit, Michigan, Sewage Disposal System, Ser 2001 A
              (FGIC).................................................    5.125   07/01/31        5,153,400
   5,000    Grand Strand Water & Sewer Authority, South Carolina,
              Refg Ser 2001 (MBIA)...................................    5.00    06/01/31        5,106,000
  10,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................    5.125   05/15/27       10,291,800

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            San Antonio, Texas,
$  2,000      Water & Refg Ser 2002 (FSA)............................    5.50%   05/15/18    $   2,216,100
   2,500      Water & Refg Ser 2002 (FSA)............................    5.50    05/15/20        2,734,475
            Wichita Falls, Texas,
   2,000      Water & Sewer Ser 2001 (Ambac).........................    5.375   08/01/20        2,153,660
   3,000      Water & Sewer Ser 2001 (Ambac).........................    5.375   08/01/24        3,172,710
   5,000    King County, Washington, Sewer Refg 2001 (FGIC)..........    5.00    01/01/31        5,091,200
--------                                                                                     -------------
  73,545                                                                                        77,829,846
--------                                                                                     -------------
            Other Revenue (1.1%)
   3,000    Alexandria Industrial Development Authority, Virginia,
--------      Institute for Defense Analysis Ser 2000 A (Ambac)......    5.90    10/01/30        3,444,780
                                                                                             -------------
            Refunded (12.2%)
  15,000    Delaware Health Facilities Authority, Medical Center of
              Delaware Ser 1992 (MBIA) (ETM).........................    6.25    10/01/06       17,230,650
   5,000    Hawaii, 1999 Ser CT (FSA)................................    5.875   09/01/09+       5,934,150
   3,650    Louisiana Public Facilities Authority, Our Lady of the
              Lake Regional Medical Center Ser 1993 D & E (FSA)......  9.362++   07/22/24        4,150,269
   5,000    Detroit, Michigan, Water Supply Ser 1999 A (FGIC)........    5.75    01/01/10+       5,849,750
   5,000    Shelby County Health, Educational & Housing Facility
              Board, Tennessee, LeBonheur Children's Medical Center
              Inc Ser D (MBIA) (ETM).................................    5.50    08/15/19        5,799,450
--------                                                                                     -------------
  33,650                                                                                        38,964,269
--------                                                                                     -------------
 404,580    Total Tax-Exempt Municipal Bonds (Cost $394,256,848)..........................     426,975,199
--------                                                                                     -------------
            Short-Term Tax-Exempt Municipal Obligations (4.9%)
   3,200    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 05/01/03)....................    1.31*   03/01/30        3,200,000
  12,400    Missouri Health & Educational Facilities Authority,
              Washington University Ser 2000 B (Demand 05/01/03).....    1.35*   03/01/40       12,400,000
--------                                                                                     -------------
  15,600    Total Short-Term Tax-Exempt Municipal Obligations (Cost $15,600,000)..........      15,600,000
--------                                                                                     -------------


$420,180    Total Investments (Cost $409,856,848) (a)............................   138.4%     442,575,199
========
            Other Assets in Excess of Liabilities................................     2.3        7,303,292
            Preferred Shares of Beneficial Interest..............................  (40.7)     (130,193,684)
                                                                                    -----     ------------
            Net Assets Applicable to Common Shareholders.........................   100.0%    $319,684,807
                                                                                    =====     ============

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            security changes.
    ++      Currently a zero coupon security; will convert to 5.56% and
            5.58%, respectively on January 1, 2011.
    *       Current coupon of variable rate demand obligation.
    **      Joint exemption in locations shown.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $32,743,140 and the aggregate gross unrealized depreciation is $24,789,
            resulting in net unrealized appreciation of $32,718,351.
                            Bond Insurance:
------------------------------------------------------------------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
     Based on Market Value as a Percent of Net Assets Applicable to Common
                                  Shareholders

Alaska.................     2.7%
Arizona................     0.7
California.............     1.7
Colorado...............     2.8
Delaware...............     5.4
Florida................     9.8
Georgia................     5.0
Hawaii.................     3.5
Illinois...............    12.5
Indiana................     2.6
Iowa...................     2.2
Kansas.................     6.6
Kentucky...............     4.8%
Louisiana..............     1.3
Maryland...............     0.8
Massachusetts..........     3.8
Michigan...............     5.0
Missouri...............     5.5
Minnesota..............     3.4
Montana................     0.9
Nevada.................     4.2
New Jersey.............     7.8
New York...............    10.1
North Carolina.........     0.8
Ohio...................     3.3%
Pennsylvania...........     1.3
South Carolina.........     4.8
Tennessee..............     1.8
Texas..................    16.6
Utah...................     1.0
Virginia...............     1.7
Washington.............     5.6
Joint exemptions*......    (1.6)
                          -----
Total..................   138.4%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $409,856,848).......................................  $442,575,199
Cash........................................................        83,795
Interest Receivable.........................................     6,479,315
Prepaid expenses............................................     1,031,706
                                                              ------------
    Total Assets............................................   450,170,015
                                                              ------------
Liabilities:
Payable for:
    Investment management fee...............................       141,387
    Common shares of beneficial interest repurchased........        41,573
Accrued expenses............................................       108,564
                                                              ------------
    Total Liabilities.......................................       291,524
                                                              ------------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 2,600 shares outstanding).................   130,193,684
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $319,684,807
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 20,409,380 shares
  outstanding)..............................................  $283,688,665
Net unrealized appreciation.................................    32,718,351
Accumulated undistributed net investment income.............     2,121,776
Accumulated undistributed net realized gain.................     1,156,015
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $319,684,807
                                                              ============
Net Asset Value Per Common Share
  ($319,684,807 divided by 20,409,380 common shares
  outstanding)..............................................        $15.66
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2003 (unaudited)

Net Investment Income:

Interest Income.............................................  $11,131,846
                                                              -----------
Expenses
Investment management fee...................................      775,743
Auction commission fees.....................................      205,509
Transfer agent fees and expenses............................       50,484
Professional fees...........................................       34,262
Custodian fees..............................................       10,916
Trustees' fees and expenses.................................       10,403
Shareholder reports and notices.............................       10,250
Registration fees...........................................        9,039
Auction agent fees..........................................        7,687
Other.......................................................       15,567
                                                              -----------
    Total Expenses..........................................    1,129,860
Less: expense offset........................................     (10,880)
                                                              -----------
    Net Expenses............................................    1,118,980
                                                              -----------
    Net Investment Income...................................   10,012,866
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................    1,156,023
Net change in unrealized appreciation.......................    7,444,797
                                                              -----------
    Net Gain................................................    8,600,820
                                                              -----------
Dividends to preferred shareholders from net investment
  income....................................................  (1,584,716)
                                                              -----------
Net Increase................................................  $17,028,970
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              APRIL 30, 2003   OCTOBER 31, 2002
                                                               ------------      ------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $ 10,012,866      $ 22,027,914
Net realized gain...........................................      1,156,023         4,667,081
Net change in unrealized appreciation.......................      7,444,797        (1,853,412)
Dividends to preferred shareholders from net investment
  income....................................................     (1,584,716)       (3,677,658)
                                                               ------------      ------------
    Net Increase............................................     17,028,970        21,163,925
                                                               ------------      ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (9,290,938)      (17,676,573)
Net realized gain*..........................................     (4,649,731)       (9,077,169)
                                                               ------------      ------------
    Total Dividends and Distributions.......................    (13,940,669)      (26,753,742)
                                                               ------------      ------------

Decrease from transactions in common shares of beneficial
  interest..................................................     (3,734,215)       (5,913,700)
                                                               ------------      ------------

    Net Decrease............................................       (645,914)      (11,503,517)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................    320,330,721       331,834,238
                                                               ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $2,121,776 and $2,984,564, respectively).................   $319,684,807      $320,330,721
                                                               ============      ============
---------------------
   * Includes short-term gains of:                             $     17,558      $  1,960,266
                                                               ============      ============

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Insured Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 3, 1991 and commenced operations on February 28, 1992.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and
(3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors, Inc. ("the Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets applicable to common shareholders.

3. Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $7,904,275 and $11,199,425,

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

respectively. Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2003, the Trust had transfer agent fees and expenses payable of approximately $15,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,251. At April 30, 2003, the Trust had an accrued pension liability of $51,576 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series TU and TH Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN            RESET        RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*    DATE    DIVIDEND RATES**
------  -------   ----------   -----  --------  ----------------
  TU       800     $40,000     2.55%  01/06/04       2.55%
  TH     1,800      90,000     1.449  01/06/05    1.05 - 2.10

---------------------
    * As of April 30, 2003.
   ** For the six months ended April 30, 2003.

Subsequent to April 30, 2003 and up through June 6, 2003 the Trust paid dividends to Series TU and TH at rates ranging from 1.449% to 2.55% in the aggregate amount of $193,684.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                             PAR       EXCESS OF
                                                                SHARES      VALUE      PAR VALUE
                                                              ----------   --------   ------------
Balance, October 31, 2001...................................  21,081,880   $210,819   $293,098,296
Treasury shares purchased and retired (weighted average
  discount 5.98%)*..........................................    (413,200)    (4,132)    (5,909,568)
Reclassification due to permanent book/tax differences......      --          --            27,465
                                                              ----------   --------   ------------
Balance, October 31, 2002...................................  20,668,680    206,687    287,216,193
Treasury shares purchased and retired (weighted average
  discount 6.24%)*..........................................    (259,300)    (2,593)    (3,731,622)
                                                              ----------   --------   ------------
Balance, April 30, 2003.....................................  20,409,380   $204,094   $283,484,571
                                                              ==========   ========   ============

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On March 25, 2003, the Trust declared the following dividends from net investment income:

 AMOUNT       RECORD        PAYABLE
PER SHARE      DATE          DATE
---------  ------------  -------------
 $0.075    May 9, 2003   May 23, 2003
 $0.075    June 6, 2003  June 20, 2003

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2003, the Trust held positions in residual interest bonds having a total value of $6,876,695, which represents 2.2% of the Trust's net assets applicable to common shareholders.

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Trust had no outstanding futures contracts.

9. Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities.

Morgan Stanley Insured Municipal Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                            FOR THE YEAR ENDED OCTOBER 31,
                                           MONTHS ENDED          ----------------------------------------------------------------
                                          APRIL 30, 2003           2002          2001          2000          1999          1998
                                          --------------         --------      --------      --------      --------      --------
                                           (unaudited)
Selected Per Share Data:
Net asset value, beginning of period....       $15.50              $15.74        $15.09       $ 14.91       $ 16.13       $ 15.96
                                               ------              ------        ------       -------       -------       -------
Income (loss) from investment
  operations:
    Net investment income*..............         0.49                1.05          1.14          1.15          1.15          1.18
    Net realized and unrealized gain
      (loss)............................         0.42                0.15          0.79          0.14         (1.18)         0.15
    Common share equivalent of dividends
      paid to preferred shareholders*...        (0.08)              (0.18)        (0.22)        (0.24)        (0.20)        (0.21)
                                               ------              ------        ------       -------       -------       -------
Total income (loss) from investment
  operations............................         0.83                1.02          1.71          1.05         (0.23)         1.12
                                               ------              ------        ------       -------       -------       -------
Less dividends and distributions from:
    Net investment income...............        (0.45)              (0.85)        (0.93)        (0.93)        (0.90)        (0.95)
    Net realized gain...................        (0.23)              (0.43)        (0.13)        --            (0.10)        --
                                               ------              ------        ------       -------       -------       -------
Total dividends and distributions.......        (0.68)              (1.28)        (1.06)        (0.93)        (1.00)        (0.95)
                                               ------              ------        ------       -------       -------       -------
Anti-dilutive effect of acquiring
  treasury shares*......................         0.01                0.02          0.00          0.06          0.01         --
                                               ------              ------        ------       -------       -------       -------
Net asset value, end of period..........       $15.66              $15.50        $15.74       $ 15.09       $ 14.91       $ 16.13
                                               ======              ======        ======       =======       =======       =======
Market value, end of period.............       $14.80              $14.15        $15.29       $14.188       $13.688       $15.625
                                               ======              ======        ======       =======       =======       =======
Total Return+...........................         9.60%(1)            1.14%        15.48%        10.87%        (6.36)%        8.79%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense
  offset)...............................         0.72%(2)(3)         0.76%(3)      0.71%(3)      0.71%(3)      0.69%(3)      0.68%
Net investment income before preferred
  stock dividends.......................         6.38%(2)            6.92%         7.42%         7.74%         7.32%         7.33%
Preferred stock dividends...............         1.01%(2)            1.15%         1.43%         1.63%         1.26%         1.29%
Net investment income available to
  common shareholders...................         5.37%(2)            5.77%         5.99%         6.11%         6.06%         6.04%
Supplemental Data:
Net assets applicable to common
 shareholders, end of period, in
 thousands..............................     $319,685            $320,331      $331,834      $319,076      $330,764      $361,630
Asset coverage on preferred shares at
  end of
  period................................          345%                346%          354%          345%          354%          378%
Portfolio turnover rate.................            2%(1)              17%           29%           26%           16%            6%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

Morgan Stanley

MORGAN STANLEY
INSURED MUNICIPAL TRUST


Semiannual Report
April 30, 2003

37974RPT-11149E03-AS-5/03

Item 9 - Controls and Procedures

     The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003